Stock-based and Other Incentive Compensation - Fair Value Assumptions (Details)			12 Months Ended
	Apr. 16, 2024	Apr. 12, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield			1.70%	0.00%	0.00%
Risk-free interest rate, minimum			3.99%	4.12%	0.05%
Risk-free interest rate, maximum			5.60%	4.75%	0.89%
Weighted average volatility			22.24%	29.87%	27.70%
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		1.79%
Risk-free interest rate		4.48%
Weighted average volatility		24.50%
Expected life (in years)		6 years 6 months
Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	1.44%
Risk-free interest rate, minimum	4.78%
Risk-free interest rate, maximum	5.41%
Weighted average volatility	22.50%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)			21 days	21 days	21 days
Minimum | Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	1 month 9 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)			3 years 3 months	3 years 3 months	2 years 8 months 1 day
Maximum | Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	2 years 11 months 15 days